Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	£ 4,065	£ 2,285
Social security and other taxes	318	1,107
Accruals and other payables	6,215	4,800
Corporate income tax payable	185
Total trade and other payables	£ 10,783	£ 8,192